Financial risk management - Changes in loss allowance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk management
Trade receivables	€ 5,025	€ 4,856
Accumulated impairment
Risk management
Trade receivables	€ 147	195
Credit risk
Risk management
Credit loss estimation period	12 months
Credit risk | Accumulated impairment
Risk management
Trade receivables	€ 147	195	€ 192	€ 168
Loss allowance for customer and vendor financing related loan receivables	76	€ 7
Movement in loss allowance	€ 69